Note 5 - Earnings Per Share (Details) - EUR (€) € / shares in Units, € in Millions, shares in Millions		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Numerator for basic and diluted earnigs per share
Profit or loss attributable to owners of the parent		€ 3,519		€ 3,475		€ 2,642
Adjustment Additional Tier 1 Securities	[2]	(301)	[1]	(260)	[1]	(212)
Profit (Loss) From Continuing Operations Attributable To Ordinary Equity Holders Of Parent Company		3,218	[1]	3,215	[1]	2,430
Profit from discontinued operations net (Income Statement)		€ 0	[1]	€ 0	[1]	€ 0
Denominator For Basic Earnings Per Share
Weighted Average Shares	[3]	6,642	[1]	6,468	[1]	6,290
Weighted Average Shares X Corrective Factor	[4]	6,642	[1]	6,592	[1]	6,647
Adjusted Weighted Average Shares		6,642	[1]	6,592	[1]	6,647
Adjusted Weighted Average Shares Diluted EPS		6,642	[1]	6,592	[1]	6,647
Basic Earnings Loss Per Share		€ 0.48	[1]	€ 0.49	[1]	€ 0.37
Basic Earnings Loss Per Share From Continuing Operations		0.48	[1]	0.49	[1]	0.37
Diluted Earnings Loss Per Share From Continuing Operations		0.48	[1]	0.49	[1]	0.37
Basic Earnings Loss Per Share From Discontinued Operations		0	[1]	0	[1]	0
Diluted Earnings Loss Per Share From Discontinued Operations		€ 0	[1]	€ 0	[1]	€ 0

[1]	Data recalculated due to the mentioned corrective factor (see Notes 26 an d 29).
[2]	Remuneration in the period related to contingent convertible securities, recognized in equity (see Note 22.3).
[3]	Weighted average number of shares outstanding (millions of euros), excluding w eighted average of treasury shares during the period.
[4]	Corrective factor, due to the capital increase with pre-emptive subscription right, applied for the previous years.